Note 13 - Commitments and Contingencies (Q2) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Commitments and Contingencies [Abstract]
Operating right of use assets and lease liabilities
Right of use assets and Lease liability – right of use consist of the following:

June 30, 2020
Right of use assets	$243,251

June 30, 2020
Lease liability - right of use
Current portion	$179,524
Long term portion	92,889
$272,413

Right of use assets and Lease Liability – right of use consists of the following:

December 31, 2019
Right of use assets	$323,661

Lease liability - right of use	December 31, 2019
Current portion	$173,270
Long term portion	185,777
$359,047
Financing Lease
Right of use assets and Lease Liability – right of use consists of the following:

December 31 2019
Right of use assets	$418,088

Lease liability - right of use	December 31, 2019
Current portion	$121,634
Long term portion	271,240
$392,874

Operating lease liability maturities
As of June 30, 2020, the maturities of the Company’s lease liability – right of use which have initial or remaining lease terms in excess of one year consist of the following:

Year ending December 31,	Amount
2020 (remainder)	$97,041
2021	197,462
Total lease payments	294,503
Less: Present value adjustment	(22,090)
Lease liability - right of use	$272,413

As of December 31, 2019, the maturities of the Company’s lease liability – right of use which have initial or remaining lease terms in excess of one year consist of the following:

Year ending December 31,	Amount
2020	$191,713
2021	197,462
Total lease payments	389,175
Less: Present value adjustment	(30,128)
Lease liability - right of use	$359,047

Finance right of use assets and lease liabilities
Right of use assets and Lease liability – right of use consist of the following:

June 30, 2020
Right of use assets	$515,551

June 30, 2020
Lease liability - right of use
Current portion	$181,371
Long term portion	333,771
$515,141

Finance lease liability maturities
As of June 30, 2020, the maturities of the Company’s lease liability – right of use which have initial or remaining lease terms in excess of one year consist of the following:

Year ending December 31,	Amount
2020 (remainder)	$117,297
2021	234,593
2022	199,793
2023	18,388
Total	$570,071

As of December 31, 2019, the maturities of the Company’s lease liability – right of use which have initial or remaining lease terms in excess of one year consist of the following:

Year ending December 31,	Amount
2020	$165,078
2021	165,078
2022	130,278
Total	$460,434